SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Functional Currency
Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options, (c) recognition of contingent liabilities, and (d) valuation of deferred income taxes.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.
Restricted Cash
Restricted Cash

Restricted cash as of December 31, 2016 consists of: (a) $233 held in a bank account that serves as cash collateral for outstanding letters of credit, which is to be released from restriction on various dates from September 2017 to December 2017 and (b) $3,554 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2015 consists of: (a) $274 held in a bank account that serves as cash collateral for outstanding letters of credit, which is to be released from restriction on various dates from October 2016 to December 2016 and (b) $4,114 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Accounts Receivable
Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2016 and 2015, the allowance for doubtful accounts is $84 and $50, respectively.

Investments
Investments

The Company follows Topic 820, “Fair Value Measurement”, of FASB ASC. Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be based on assumptions that market participants would use.

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Companies have the ability to access at the measurement date.

Level 2 -	Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets;
•	Quoted prices for identical or similar assets or liabilities in inactive markets;
•	Inputs other than quoted prices that are observable for the asset or liability;
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

As of December 31, 2016 the Company owns 14.2 percent ownership interest in an entity which was originally valued at approximately $162 using Level 1 inputs; however, the Company has determined that value of the investment is impaired (see Note 5).

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment
Property and Equipment

Equipment and furniture, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and furniture	3-7
Internal- use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs
Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Goodwill
Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2016, 2015 and 2014, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets
Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2016, 2015, and 2014, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments
Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument.

The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities
Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities.  Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss
Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss

The Company's comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 consists of the Company’s net income (loss) and foreign currency translation adjustments.

Accumulated other comprehensive loss consist of the Company’s foreign exchange currency adjustments.

Stock-Based Compensation
Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to management and administrative employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss). Compensation expense resulting from stock-based compensation to operational employees is recorded over the vesting period of the award in cost of revenue.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Non controlling interest
Non controlling interest

The Company’s non controlling interest represent the minority shareholder’s ownership interest related to the Company’s subsidiaries. The Company reports its non controlling interest in subsidiaries as a separate component of equity in the consolidated balance sheets and reports net income (loss) attributable to the non controlling interest in the consolidated statement of operations.

Revenue Recognition
Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company’s contractual arrangements with customers, provided that services have been rendered, the fee is fixed or determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue
Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization.

Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred and consist primarily of payroll and related costs.
Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2016, 2015 and 2014 are $247, $202 and $130, respectively.
Value Added Tax
Value Added Tax

Certain of the Company’s operations are subject to Value Added Tax (“VAT”) applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases.

Income Taxes
Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities resulting from a change in tax rates is recognized in the period that includes the enactment date.

A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share
Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2016	2015	2014

Stock Options	150,000	150,000	150,000
Shares Issuable upon Conversion of
Convertible Notes Payable to a Related Party	29,162,598	33,171,710	25,669,039
Total	29,312,598	33,321,710	25,819,039

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets,  accounts payable, accrued expenses and other current liabilities, income taxes payable, value added tax (VAT) payable and notes payable - banks approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to a related party and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. As of December 31, 2016, accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") up to $250 per institution. As of December 31, 2016, cash and cash equivalents and restricted cash of $871 is being held in the United States. Bank accounts located in Europe, Japan and Israel, totaling $6,808 as of December 31, 2016, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from two customers represented 75% of total revenue during the year ended December 31, 2016, of which one customer accounted for 42% and the other customer accounts for 33% of total revenue. Accounts receivable from these two customers represented 70% of total accounts receivable as of December 31, 2016.

Revenue from two customers represented 70% of total revenue during the year ended December 31, 2015, of which one customer accounted for 37% and the other customer accounts for 33% of total revenue. Accounts receivable from these two customers represented 64% of total accounts receivable as of December 31, 2015.

Revenue from two customers represented 67% of total revenue during the year ended December 31, 2014, of which one customer accounted for 38% and the other customer accounted for 29% of total revenue. Accounts receivable from these two customers represented 65% of total accounts receivable as of December 31, 2014.

Both customers mentioned above, have been principle customers in the last three years.

Risks and Uncertainties
Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassification	Reclassification Certain amounts have been reclassified in prior years statements of cash flows between operating activities and financing activities to conform with current year presentation.
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Accounting Standards Update 2015-03

In April 2015 the Financial Accounting Standard Board (FASB) has issued Accounting Standards Update (ASU) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU.

For public business entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.

The amendments should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle.

These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (i.e., debt issuance cost asset and the debt liability).

This update did not have a material impact on the Company’s financial statements.

Accounting Standards Update 2015-14

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and the guidance defines a five-step process to achieve this core principle. In August 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of ASU 2014-09 by one year. The ASU, as amended, is effective for the Company's 2018 fiscal year and may be applied either (i) retrospectively to each prior reporting period presented with an election for certain specified practical expedients, or (ii) retrospectively with the cumulative effect of initially applying the ASU recognized at the date of initial application, with additional disclosure requirements.

This update did not have a material impact on the Company’s financial statements.

Accounting Standards Update 2015-15

The FASB has issued Accounting Standards Update (ASU) No. 2015-15, Interest - Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements - Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting. This ASU adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015, Emerging Issues Task Force meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements.

In April 2015, the FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, which requires the presentation of debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 does not address presentation or subsequent measurement of debt issuance costs related to line-of-credit arrangements.

Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement.

This update did not have a material impact on the Company’s financial statements.

Accounting Standards Update 2015-16

The FASB has issued Accounting Standards Update (ASU) No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments.

U.S. GAAP currently requires that during the measurement period, the acquirer retrospectively adjust the provisional amounts recognized at the acquisition date with a corresponding adjustment to goodwill.

Those adjustments are required when new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts initially recognized or would have resulted in the recognition of additional assets or liabilities.

The acquirer also must revise comparative information for prior periods presented in financial statements as needed, including revising depreciation, amortization, or other income effects as a result of changes made to provisional amounts.

The amendments require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The amendments require that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.

The amendments require an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The amendments should be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not been issued.

The only disclosures required at transition should be the nature of and reason for the change in accounting principle. An entity should disclose that information in the first annual period of adoption and in the interim periods within the first annual period if there is a measurement-period adjustment during the first annual period in which the changes are effective.

The update is not expected to have material impact on the Company’s financial statement.

Accounting Standards Updates 2015-17

The FASB has issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which changes how deferred taxes are classified on organizations’ balance sheets.

The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent.

The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company adopted the amendment already in its financials as of December 31, 2015.

Accounting Standards Update 2016-02

The FASB has issued its new lease accounting guidance in Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date:

•	A lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and

•	A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

Public companies should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public companies upon issuance.

Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

The Company is currently evaluating the impact on the Company’s financial statement.

Accounting Standards Update 2016-16

The FASB has issued Topic 740, Intra-Entity of Assets Other than Inventory. The amendment, prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. In addition, interpretations of this guidance have developed in practice for transfers of certain intangible and tangible assets. This prohibition on recognition is an exception to the principle of comprehensive recognition of current and deferred income taxes in GAAP. To more faithfully represent the economics of intra-entity asset transfers, the amendments in this update require that entities recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in this Update do not change GAAP for the pre-tax effects of an intra-entity asset transfer under Topic 810, Consolidation, or for an intra-entity transfer of inventory. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016.

The Company is currently evaluating the impact on the financial statements.

Accounting Standards Update 2016-18

The FASB has issued Accounting Standards Update (ASU) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows. The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows.

The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments do not provide a definition of restricted cash or restricted cash equivalents.

The amendments are effective for public companies for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The amendments should be applied using a retrospective transition method to each period presented.

The Company is currently evaluating the impact on the financial statements.

Accounting Standards Update 2017-04

The FASB has issued Accounting Standards Update (ASU) No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.

To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

The amendments should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition.

A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.

Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

The Company is currently evaluating the impact on the financial statements.